UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Magellan® Fund Class K Annual Report March 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class K	(0.89)%	9.36%	4.80%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Magellan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund - Class K on March 31, 2006. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Class K.

Period Ending Values
$15,989	Fidelity® Magellan® Fund - Class K
$19,687	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 1.78% for the year ending March 31, 2016. Largely range-bound until mid-August, U.S. stocks then suffereda steep decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December, as well as a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February and a sharp rebound in March, driven by U.S. jobs gains and a perceived easing in the Fed’s rate-tightening posture. Growth-oriented and larger-cap stocks fared better than value and smaller-cap complements. The tech-heavy Nasdaq Composite Index® gained 0.55% for the 12 months; the Russell 2000® Index, -9.76%. Six of 10 sectors in the broad-market S&P 500® gained ground, with a wide gap separating leaders from laggards. Despite increased competition among wireless carriers, telecommunication services (+19%) led the way, followed by the more defensive utilities sector (+16%). Rising wages and low inflation buoyed consumer staples (+11%) and, to a lesser extent, consumer discretionary (+7%). Meanwhile, energy (-16%) foundered amid commodity weakness that also hurt materials (-6%).

Comments from Portfolio Manager Jeffrey Feingold:  For the year, the fund’s share classes declined modestly, trailing the 1.78% gain of the benchmark S&P 500® index. Versus the benchmark, security selection had the biggest negative impact, especially within the software & services group. Here, largely avoiding software firm Microsoft detracted, as did an untimely non-index stake in microblogging platform Twitter. I believed Microsoft faced headwinds from its enterprise portfolio, while Twitter struggled with the engagement of new and existing users. Neither was held at period end. The food, beverage & tobacco group also was an area of weakness, including untimely ownership of Keurig Green Mountain. We held the stock in the first five months of the reporting period, when it trended lower, but sold it in August, therefore missing its early-December rise on news the company would be taken private. Conversely, our top relative contributor was a non-benchmark stake in Bruker, a maker of scientific instruments for molecular and materials research. We received a lift from insurance firm Chubb, which saw its shares spike in early July 2015 after the company agreed to be acquired. The deal closed in January, creating the world's largest publicly traded property and casualty insurance company, which continues under the Chubb name.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	3.7	1.7
Apple, Inc.	3.0	4.2
Berkshire Hathaway, Inc. Class B	2.6	2.2
Alphabet, Inc. Class A	2.5	1.7
Alphabet, Inc. Class C	2.5	1.7
General Electric Co.	2.4	3.1
The Coca-Cola Co.	2.3	0.0
Visa, Inc. Class A	1.9	1.7
Home Depot, Inc.	1.8	1.5
Amazon.com, Inc.	1.8	2.1
	24.5

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.3	22.6
Financials	17.8	21.8
Consumer Discretionary	15.7	16.3
Health Care	14.7	18.2
Industrials	11.2	9.2

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *
Stocks	97.7%
Convertible Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.8%

As of September 30, 2015 *
Stocks	98.5%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 10.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments March 31, 2016

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.2%
BorgWarner, Inc.	624,200	$23,969
Automobiles - 1.1%
General Motors Co.	5,247,100	164,916
Diversified Consumer Services - 1.1%
Service Corp. International	3,598,032	88,799
ServiceMaster Global Holdings, Inc. (a)	2,256,000	85,006
		173,805
Hotels, Restaurants & Leisure - 1.6%
Hilton Worldwide Holdings, Inc.	1,789,500	40,300
Papa John's International, Inc.	497,800	26,976
Starbucks Corp.	3,010,900	179,751
		247,027
Household Durables - 0.7%
Leggett & Platt, Inc.	2,199,800	106,470
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	458,300	272,065
Netflix, Inc. (a)	733,000	74,935
Priceline Group, Inc. (a)	48,900	63,030
		410,030
Media - 0.9%
Interpublic Group of Companies, Inc.	3,534,300	81,112
Starz Series A (a)	2,068,230	54,456
		135,568
Multiline Retail - 0.7%
Dollar General Corp.	1,315,100	112,573
Specialty Retail - 4.1%
Foot Locker, Inc.	1,333,400	86,004
Home Depot, Inc.	2,088,300	278,642
L Brands, Inc.	1,532,600	134,578
Ross Stores, Inc.	2,061,500	119,361
		618,585
Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc. Class B	3,522,400	216,522
PVH Corp.	1,265,300	125,341
		341,863

TOTAL CONSUMER DISCRETIONARY		2,334,806

CONSUMER STAPLES - 7.4%
Beverages - 4.1%
Anheuser-Busch InBev SA NV	444,660	55,243
Constellation Brands, Inc. Class A (sub. vtg.)	249,300	37,667
Molson Coors Brewing Co. Class B	765,200	73,597
Monster Beverage Corp.	761,300	101,542
The Coca-Cola Co.	7,514,700	348,607
		616,656
Food & Staples Retailing - 1.7%
CVS Health Corp.	1,888,072	195,850
Kroger Co.	1,859,200	71,114
		266,964
Food Products - 1.2%
Mondelez International, Inc.	3,222,400	129,283
Post Holdings, Inc. (a)	761,300	52,355
		181,638
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	693,800	65,432

TOTAL CONSUMER STAPLES		1,130,690

ENERGY - 6.1%
Energy Equipment & Services - 1.4%
Oil States International, Inc. (a)	1,528,800	48,188
Schlumberger Ltd.	2,106,800	155,377
		203,565
Oil, Gas & Consumable Fuels - 4.7%
Apache Corp.	2,703,800	131,972
Chevron Corp.	2,444,400	233,196
Cimarex Energy Co.	480,800	46,767
ConocoPhillips Co.	2,552,600	102,793
HollyFrontier Corp.	549,200	19,398
Newfield Exploration Co. (a)	1,261,900	41,958
PDC Energy, Inc. (a)	767,400	45,622
Phillips 66 Co.	797,400	69,047
Whiting Petroleum Corp. (a)	3,520,400	28,093
		718,846

TOTAL ENERGY		922,411

FINANCIALS - 17.8%
Banks - 5.5%
Bank of America Corp.	11,807,900	159,643
Citigroup, Inc.	3,875,116	161,786
JPMorgan Chase & Co.	4,556,798	269,854
Regions Financial Corp.	3,976,400	31,215
U.S. Bancorp	3,269,159	132,695
Wells Fargo & Co.	1,541,555	74,550
		829,743
Capital Markets - 2.8%
BlackRock, Inc. Class A	363,700	123,865
Goldman Sachs Group, Inc.	1,308,200	205,361
Northern Trust Corp.	878,700	57,265
PJT Partners, Inc.	116,245	2,796
The Blackstone Group LP	1,463,700	41,057
		430,344
Consumer Finance - 0.8%
Capital One Financial Corp.	1,744,000	120,877
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	2,764,266	392,194
Broadcom Ltd.	892,400	137,876
FactSet Research Systems, Inc.	409,700	62,082
MSCI, Inc. Class A	1,564,100	115,869
		708,021
Insurance - 1.3%
Chubb Ltd.	1,713,396	204,151
Real Estate Investment Trusts - 2.5%
American Tower Corp.	1,936,861	198,276
Public Storage	668,100	184,282
		382,558
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (b)(c)(d)	500,000	8,728
RREF CMBS AIV, LP (b)(c)(d)(e)	500,000	23,654
RREF Midtown Colony REIT, Inc. (b)(c)(d)(f)	500,000	63
		32,445

TOTAL FINANCIALS		2,708,139

HEALTH CARE - 14.7%
Biotechnology - 5.0%
AbbVie, Inc.	2,023,900	115,605
Amgen, Inc.	1,430,277	214,441
Amicus Therapeutics, Inc. (a)	2,849,153	24,075
Biogen, Inc. (a)	395,104	102,853
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc.	1,737,500	159,607
Medivation, Inc. (a)	337,000	15,495
Regeneron Pharmaceuticals, Inc. (a)	265,200	95,589
Vertex Pharmaceuticals, Inc. (a)	343,000	27,265
		754,930
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	8,668,300	163,051
Intuitive Surgical, Inc. (a)	202,000	121,412
Medtronic PLC	3,118,352	233,876
		518,339
Health Care Providers & Services - 1.3%
Cigna Corp.	777,500	106,704
HealthSouth Corp. warrants 1/17/17 (a)	82,958	170
McKesson Corp.	620,130	97,515
		204,389
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	3,166,600	126,189
Bruker Corp.	4,450,662	124,619
		250,808
Pharmaceuticals - 3.3%
Allergan PLC (a)	604,061	161,906
Bristol-Myers Squibb Co.	2,886,200	184,370
Jazz Pharmaceuticals PLC (a)	217,540	28,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,400,200	128,435
		503,111

TOTAL HEALTH CARE		2,231,577

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.4%
General Dynamics Corp.	784,700	103,086
Huntington Ingalls Industries, Inc.	647,333	88,646
United Technologies Corp.	1,799,900	180,170
		371,902
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,218,272	90,432
Hub Group, Inc. Class A (a)	620	25
		90,457
Airlines - 0.9%
Southwest Airlines Co.	3,000,400	134,418
Building Products - 0.3%
A.O. Smith Corp.	615,600	46,976
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	533,700	23,243
Electrical Equipment - 0.8%
Acuity Brands, Inc.	535,100	116,727
Regal Beloit Corp.	9,178	579
		117,306
Industrial Conglomerates - 4.4%
Danaher Corp.	1,370,900	130,044
General Electric Co.	11,564,800	367,645
Roper Technologies, Inc.	949,300	173,504
		671,193
Machinery - 0.9%
Allison Transmission Holdings, Inc.	1,903,200	51,348
Illinois Tool Works, Inc.	727,000	74,474
Wabtec Corp.	239,300	18,974
		144,796
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	766,100	64,536
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	1,354,400	44,790

TOTAL INDUSTRIALS		1,709,617

INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 0.3%
Juniper Networks, Inc.	2,096,100	53,472
Electronic Equipment & Components - 0.3%
CDW Corp.	976,800	40,537
Internet Software & Services - 8.7%
Alphabet, Inc.:
Class A	499,116	380,776
Class C	508,754	378,996
Facebook, Inc. Class A (a)	4,913,400	560,620
		1,320,392
IT Services - 7.1%
Accenture PLC Class A	1,633,000	188,448
Cognizant Technology Solutions Corp. Class A (a)	1,990,118	124,780
Fiserv, Inc. (a)	656,500	67,344
Global Payments, Inc.	1,458,100	95,214
MasterCard, Inc. Class A	2,366,200	223,606
Total System Services, Inc.	1,799,200	85,606
Visa, Inc. Class A	3,833,300	293,171
		1,078,169
Semiconductors & Semiconductor Equipment - 0.8%
Intersil Corp. Class A	3,493,100	46,703
Maxim Integrated Products, Inc.	2,190,900	80,581
		127,284
Software - 3.3%
Adobe Systems, Inc. (a)	2,062,700	193,481
DocuSign, Inc. (a)(d)	16,185	241
Salesforce.com, Inc. (a)	2,757,275	203,570
Synopsys, Inc. (a)	1,401,800	67,903
Workday, Inc. Class A (a)	519,900	39,949
Xero Ltd. (a)	4	0
		505,144
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	4,146,613	451,939
Pure Storage, Inc. Class B	306,060	4,148
		456,087

TOTAL INFORMATION TECHNOLOGY		3,581,085

MATERIALS - 1.5%
Chemicals - 1.5%
LyondellBasell Industries NV Class A	2,080,919	178,085
Monsanto Co.	544,284	47,755
		225,840
TOTAL COMMON STOCKS
(Cost $11,462,054)		14,844,165

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(d)	12,145,838	18,570
Series G, 8.00% (a)(d)	3,847,486	5,882
		24,452
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	966,928	47,159
IT Services - 0.0%
Nutanix, Inc. Series E (a)(d)	462,283	6,093
Software - 0.5%
Cloudflare, Inc. Series D (a)(d)	571,642	2,681
DocuSign, Inc.:
Series B (a)(d)	7,510	112
Series B-1 (a)(d)	2,249	34
Series D (a)(d)	2,376,438	35,456
Series E (a)(d)	139,427	2,080
Malwarebytes Corp. Series B 0.00% (d)	3,373,494	35,000
		75,363
TOTAL INFORMATION TECHNOLOGY		128,615

TOTAL CONVERTIBLE PREFERRED STOCKS		153,067

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (d)	3,163,704	12,214
TOTAL PREFERRED STOCKS
(Cost $98,726)		165,281

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.39% (g)
(Cost $152,535)	152,534,825	152,535
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $11,713,315)		15,161,981
NET OTHER ASSETS (LIABILITIES) - 0.3%		40,023
NET ASSETS - 100%		$15,202,004

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $197,967,000 or 1.3% of net assets.

 (e) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (f) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd.	1/26/15	$10,000
Cloudflare, Inc. Series D	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp. Series B 0.00%	12/21/15	$35,000
Nutanix, Inc. Series E	8/26/14	$6,193
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$288
Fidelity Securities Lending Cash Central Fund	258
Total	$546

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$11,911	$--	$--	$2,156	$8,728
Rovi Corp.	43,981	50,632	59,560	--	--
RREF CMBS AIV, LP	22,633	--	--	2,708	23,654
RREF Midtown Colony REIT, Inc.	3,642	--	--	4,120	63
Total	$82,167	$50,632	$59,560	$8,984	$32,445

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,371,472	$2,334,806	$--	$36,666
Consumer Staples	1,130,690	1,075,447	55,243	--
Energy	922,411	922,411	--	--
Financials	2,708,139	2,675,694	--	32,445
Health Care	2,231,577	2,231,577	--	--
Industrials	1,709,617	1,709,617	--	--
Information Technology	3,709,700	3,576,696	4,148	128,856
Materials	225,840	225,840	--	--
Money Market Funds	152,535	152,535	--	--
Total Investments in Securities:	$15,161,981	$14,904,623	$59,391	$197,967

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$146,649
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	18,439
Cost of Purchases	45,000
Proceeds of Sales	(12,121)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$197,967
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$21,158

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,528,535)	$14,977,001
Fidelity Central Funds (cost $152,535)	152,535
Other affiliated issuers (cost $32,245)	32,445
Total Investments (cost $11,713,315)		$15,161,981
Receivable for investments sold		144,473
Receivable for fund shares sold		1,937
Dividends receivable		15,352
Distributions receivable from Fidelity Central Funds		57
Prepaid expenses		16
Other receivables		1,624
Total assets		15,325,440
Liabilities
Payable for investments purchased	$102,790
Payable for fund shares redeemed	8,849
Accrued management fee	7,930
Other affiliated payables	1,741
Other payables and accrued expenses	1,631
Deferred taxes	495
Total liabilities		123,436
Net Assets		$15,202,004
Net Assets consist of:
Paid in capital		$11,643,813
Undistributed net investment income		17,180
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,849
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,448,162
Net Assets		$15,202,004
Magellan:
Net Asset Value, offering price and redemption price per share ($12,950,124 ÷ 147,977 shares)		$87.51
Class K:
Net Asset Value, offering price and redemption price per share ($2,251,880 ÷ 25,762 shares)		$87.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2016
Investment Income
Dividends (including $8,984 earned from other affiliated issuers)		$230,447
Interest		1
Income from Fidelity Central Funds		546
Total income		230,994
Expenses
Management fee
Basic fee	$87,153
Performance adjustment	21,397
Transfer agent fees	20,395
Accounting and security lending fees	1,538
Custodian fees and expenses	253
Independent trustees' compensation	75
Depreciation in deferred trustee compensation account	(4)
Registration fees	77
Audit	193
Legal	60
Miscellaneous	114
Total expenses before reductions	131,251
Expense reductions	(1,098)	130,153
Net investment income (loss)		100,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	789,719
Other affiliated issuers	(46,607)
Foreign currency transactions	70
Total net realized gain (loss)		743,182
Change in net unrealized appreciation (depreciation) on: Investment securities (net of deferred taxes of $495)	(997,147)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(997,143)
Net gain (loss)		(253,961)
Net increase (decrease) in net assets resulting from operations		$(153,120)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,841	$137,911
Net realized gain (loss)	743,182	1,540,011
Change in net unrealized appreciation (depreciation)	(997,143)	609,059
Net increase (decrease) in net assets resulting from operations	(153,120)	2,286,981
Distributions to shareholders from net investment income	(94,800)	(121,920)
Distributions to shareholders from net realized gain	(1,110,739)	(1,936,659)
Total distributions	(1,205,539)	(2,058,579)
Share transactions - net increase (decrease)	(190,569)	417,058
Total increase (decrease) in net assets	(1,549,228)	645,460
Net Assets
Beginning of period	16,751,232	16,105,772
End of period (including undistributed net investment income of $17,180 and undistributed net investment income of $29,900, respectively)	$15,202,004	$16,751,232

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$94.25	$79.96	$73.30	$75.56
Income from Investment Operations
Net investment income (loss)A	.56	.77	.81	.93	.47
Net realized and unrealized gain (loss)	(1.22)B	12.27	20.00	6.75	(2.30)
Total from investment operations	(.66)	13.04	20.81	7.68	(1.83)
Distributions from net investment income	(.54)	(.71)	(.67)	(1.00)	(.41)
Distributions from net realized gain	(6.44)	(11.43)	(5.85)	(.02)	(.02)
Total distributions	(6.98)	(12.14)	(6.52)	(1.02)	(.43)
Net asset value, end of period	$87.51	$95.15	$94.25	$79.96	$73.30
Total ReturnC	(.99)%B	14.98%	26.50%	10.63%	(2.36)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.68%	.50%	.47%	.54%
Expenses net of fee waivers, if any	.84%	.68%	.50%	.47%	.54%
Expenses net of all reductions	.83%	.68%	.50%	.46%	.53%
Net investment income (loss)	.62%	.83%	.92%	1.27%	.69%
Supplemental Data
Net assets, end of period (in millions)	$12,950	$14,224	$13,521	$12,341	$13,665
Portfolio turnover rateF	78%	71%	77%	88%	99%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (1.05)%

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund Class K

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$95.04	$94.16	$79.89	$73.24	$75.51
Income from Investment Operations
Net investment income (loss)A	.65	.86	.90	1.02	.56
Net realized and unrealized gain (loss)	(1.21)B	12.25	19.99	6.75	(2.30)
Total from investment operations	(.56)	13.11	20.89	7.77	(1.74)
Distributions from net investment income	(.63)	(.80)	(.77)	(1.10)	(.50)
Distributions from net realized gain	(6.44)	(11.43)	(5.85)	(.02)	(.02)
Total distributions	(7.07)	(12.23)	(6.62)	(1.12)	(.53)C
Net asset value, end of period	$87.41	$95.04	$94.16	$79.89	$73.24
Total ReturnD	(.89)%B	15.08%	26.63%	10.77%	(2.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%	.58%	.39%	.35%	.42%
Expenses net of fee waivers, if any	.74%	.58%	.39%	.35%	.42%
Expenses net of all reductions	.74%	.58%	.39%	.34%	.41%
Net investment income (loss)	.71%	.93%	1.02%	1.40%	.82%
Supplemental Data
Net assets, end of period (in millions)	$2,252	$2,528	$2,585	$2,424	$2,814
Portfolio turnover rateG	78%	71%	77%	88%	99%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.95)%

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 197,967	Book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$1.53 - $48.77 / $23.12	Increase
		Market comparable	Discount rate	10.0%	Decrease
			EV/Sales multiple	2.8 - 7.2 / 6.5	Increase
			Discount for lack of marketability	15.0% - 20.0% / 15.3%	Decrease
			Premium rate	10.0% - 44.0% / 41.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,692,990
Gross unrealized depreciation	(270,926)
Net unrealized appreciation (depreciation) on securities	$3,422,064
Tax Cost	$11,739,422

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,713
Undistributed long-term capital gain	$118,956
Net unrealized appreciation (depreciation) on securities and other investments	$3,422,055

The tax character of distributions paid was as follows:

	March 31, 2016	March 31, 2015
Ordinary Income	$94,800	$ 469,659
Long-term Capital Gains	1,110,739	1,588,920
Total	$1,205,539	$ 2,058,579

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $31,950 representing .21% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, the estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,213,819 and $13,605,098, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Magellan	$19,300.14
Class K	1,095.05
	$ 20,395

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $254 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$30,266.34%		$–

Interest Expense reflects amount less than $500.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $258, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,647. The weighted average interest rate was .63%. The interest expense amounted to less than five hundred dollars under the bank borrowing program.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $669 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $123 and a portion of class-level operating expenses as follows:

Amount
Magellan	$306

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2016	Year ended March 31, 2015
From net investment income
Magellan	$78,589	$101,258
Class K	16,211	20,662
Total	$94,800	$121,920
From net realized gain
Magellan	$943,952	$1,635,834
Class K	166,787	300,825
Total	$1,110,739	$1,936,659

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015
Magellan
Shares sold	3,348	3,485	$304,059	$325,502
Reinvestment of distributions	10,509	18,364	975,876	1,658,869
Shares redeemed	(15,371)	(15,820)	(1,394,937)	(1,472,450)
Net increase (decrease)	(1,514)	6,029	$(115,002)	$511,921
Class K
Shares sold	4,210	2,843	$384,450	$265,021
Reinvestment of distributions	1,973	3,568	182,998	321,487
Shares redeemed	(7,015)	(7,268)	(643,015)	(681,371)
Net increase (decrease)	(832)	(857)	$(75,567)	$(94,863)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Magellan Fund and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Magellan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Magellan	.83%
Actual		$1,000.00	$1,059.80	$4.27
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class K	.74%
Actual		$1,000.00	$1,060.20	$3.81
Hypothetical-C		$1,000.00	$1,021.30	$3.74

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	05/16/2016	05/13/2016	$0.127	$0.698

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2016, $755,105,475, or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividend-received deduction or corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAG-K-ANN-0516
1.863177.107

Fidelity® Magellan® Fund Annual Report March 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended March 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Magellan® Fund	(0.99)%	9.24%	4.70%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund, a class of the fund, on March 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,827	Fidelity® Magellan® Fund
$19,687	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 1.78% for the year ending March 31, 2016. Largely range-bound until mid-August, U.S. stocks then suffereda steep decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December, as well as a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February and a sharp rebound in March, driven by U.S. jobs gains and a perceived easing in the Fed’s rate-tightening posture. Growth-oriented and larger-cap stocks fared better than value and smaller-cap complements. The tech-heavy Nasdaq Composite Index® gained 0.55% for the 12 months; the Russell 2000® Index, -9.76%. Six of 10 sectors in the broad-market S&P 500® gained ground, with a wide gap separating leaders from laggards. Despite increased competition among wireless carriers, telecommunication services (+19%) led the way, followed by the more defensive utilities sector (+16%). Rising wages and low inflation buoyed consumer staples (+11%) and, to a lesser extent, consumer discretionary (+7%). Meanwhile, energy (-16%) foundered amid commodity weakness that also hurt materials (-6%).

Comments from Portfolio Manager Jeffrey Feingold:  For the year, the fund’s share classes declined modestly, trailing the 1.78% gain of the benchmark S&P 500® index. Versus the benchmark, security selection had the biggest negative impact, especially within the software & services group. Here, largely avoiding software firm Microsoft detracted, as did an untimely non-index stake in microblogging platform Twitter. I believed Microsoft faced headwinds from its enterprise portfolio, while Twitter struggled with the engagement of new and existing users. Neither was held at period end. The food, beverage & tobacco group also was an area of weakness, including untimely ownership of Keurig Green Mountain. We held the stock in the first five months of the reporting period, when it trended lower, but sold it in August, therefore missing its early-December rise on news the company would be taken private. Conversely, our top relative contributor was a non-benchmark stake in Bruker, a maker of scientific instruments for molecular and materials research. We received a lift from insurance firm Chubb, which saw its shares spike in early July 2015 after the company agreed to be acquired. The deal closed in January, creating the world's largest publicly traded property and casualty insurance company, which continues under the Chubb name.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	3.7	1.7
Apple, Inc.	3.0	4.2
Berkshire Hathaway, Inc. Class B	2.6	2.2
Alphabet, Inc. Class A	2.5	1.7
Alphabet, Inc. Class C	2.5	1.7
General Electric Co.	2.4	3.1
The Coca-Cola Co.	2.3	0.0
Visa, Inc. Class A	1.9	1.7
Home Depot, Inc.	1.8	1.5
Amazon.com, Inc.	1.8	2.1
	24.5

Top Five Market Sectors as of March 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.3	22.6
Financials	17.8	21.8
Consumer Discretionary	15.7	16.3
Health Care	14.7	18.2
Industrials	11.2	9.2

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *
Stocks	97.7%
Convertible Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.8%

As of September 30, 2015 *
Stocks	98.5%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 10.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments March 31, 2016

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.2%
BorgWarner, Inc.	624,200	$23,969
Automobiles - 1.1%
General Motors Co.	5,247,100	164,916
Diversified Consumer Services - 1.1%
Service Corp. International	3,598,032	88,799
ServiceMaster Global Holdings, Inc. (a)	2,256,000	85,006
		173,805
Hotels, Restaurants & Leisure - 1.6%
Hilton Worldwide Holdings, Inc.	1,789,500	40,300
Papa John's International, Inc.	497,800	26,976
Starbucks Corp.	3,010,900	179,751
		247,027
Household Durables - 0.7%
Leggett & Platt, Inc.	2,199,800	106,470
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	458,300	272,065
Netflix, Inc. (a)	733,000	74,935
Priceline Group, Inc. (a)	48,900	63,030
		410,030
Media - 0.9%
Interpublic Group of Companies, Inc.	3,534,300	81,112
Starz Series A (a)	2,068,230	54,456
		135,568
Multiline Retail - 0.7%
Dollar General Corp.	1,315,100	112,573
Specialty Retail - 4.1%
Foot Locker, Inc.	1,333,400	86,004
Home Depot, Inc.	2,088,300	278,642
L Brands, Inc.	1,532,600	134,578
Ross Stores, Inc.	2,061,500	119,361
		618,585
Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc. Class B	3,522,400	216,522
PVH Corp.	1,265,300	125,341
		341,863

TOTAL CONSUMER DISCRETIONARY		2,334,806

CONSUMER STAPLES - 7.4%
Beverages - 4.1%
Anheuser-Busch InBev SA NV	444,660	55,243
Constellation Brands, Inc. Class A (sub. vtg.)	249,300	37,667
Molson Coors Brewing Co. Class B	765,200	73,597
Monster Beverage Corp.	761,300	101,542
The Coca-Cola Co.	7,514,700	348,607
		616,656
Food & Staples Retailing - 1.7%
CVS Health Corp.	1,888,072	195,850
Kroger Co.	1,859,200	71,114
		266,964
Food Products - 1.2%
Mondelez International, Inc.	3,222,400	129,283
Post Holdings, Inc. (a)	761,300	52,355
		181,638
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	693,800	65,432

TOTAL CONSUMER STAPLES		1,130,690

ENERGY - 6.1%
Energy Equipment & Services - 1.4%
Oil States International, Inc. (a)	1,528,800	48,188
Schlumberger Ltd.	2,106,800	155,377
		203,565
Oil, Gas & Consumable Fuels - 4.7%
Apache Corp.	2,703,800	131,972
Chevron Corp.	2,444,400	233,196
Cimarex Energy Co.	480,800	46,767
ConocoPhillips Co.	2,552,600	102,793
HollyFrontier Corp.	549,200	19,398
Newfield Exploration Co. (a)	1,261,900	41,958
PDC Energy, Inc. (a)	767,400	45,622
Phillips 66 Co.	797,400	69,047
Whiting Petroleum Corp. (a)	3,520,400	28,093
		718,846

TOTAL ENERGY		922,411

FINANCIALS - 17.8%
Banks - 5.5%
Bank of America Corp.	11,807,900	159,643
Citigroup, Inc.	3,875,116	161,786
JPMorgan Chase & Co.	4,556,798	269,854
Regions Financial Corp.	3,976,400	31,215
U.S. Bancorp	3,269,159	132,695
Wells Fargo & Co.	1,541,555	74,550
		829,743
Capital Markets - 2.8%
BlackRock, Inc. Class A	363,700	123,865
Goldman Sachs Group, Inc.	1,308,200	205,361
Northern Trust Corp.	878,700	57,265
PJT Partners, Inc.	116,245	2,796
The Blackstone Group LP	1,463,700	41,057
		430,344
Consumer Finance - 0.8%
Capital One Financial Corp.	1,744,000	120,877
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	2,764,266	392,194
Broadcom Ltd.	892,400	137,876
FactSet Research Systems, Inc.	409,700	62,082
MSCI, Inc. Class A	1,564,100	115,869
		708,021
Insurance - 1.3%
Chubb Ltd.	1,713,396	204,151
Real Estate Investment Trusts - 2.5%
American Tower Corp.	1,936,861	198,276
Public Storage	668,100	184,282
		382,558
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (b)(c)(d)	500,000	8,728
RREF CMBS AIV, LP (b)(c)(d)(e)	500,000	23,654
RREF Midtown Colony REIT, Inc. (b)(c)(d)(f)	500,000	63
		32,445

TOTAL FINANCIALS		2,708,139

HEALTH CARE - 14.7%
Biotechnology - 5.0%
AbbVie, Inc.	2,023,900	115,605
Amgen, Inc.	1,430,277	214,441
Amicus Therapeutics, Inc. (a)	2,849,153	24,075
Biogen, Inc. (a)	395,104	102,853
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc.	1,737,500	159,607
Medivation, Inc. (a)	337,000	15,495
Regeneron Pharmaceuticals, Inc. (a)	265,200	95,589
Vertex Pharmaceuticals, Inc. (a)	343,000	27,265
		754,930
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	8,668,300	163,051
Intuitive Surgical, Inc. (a)	202,000	121,412
Medtronic PLC	3,118,352	233,876
		518,339
Health Care Providers & Services - 1.3%
Cigna Corp.	777,500	106,704
HealthSouth Corp. warrants 1/17/17 (a)	82,958	170
McKesson Corp.	620,130	97,515
		204,389
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	3,166,600	126,189
Bruker Corp.	4,450,662	124,619
		250,808
Pharmaceuticals - 3.3%
Allergan PLC (a)	604,061	161,906
Bristol-Myers Squibb Co.	2,886,200	184,370
Jazz Pharmaceuticals PLC (a)	217,540	28,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,400,200	128,435
		503,111

TOTAL HEALTH CARE		2,231,577

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.4%
General Dynamics Corp.	784,700	103,086
Huntington Ingalls Industries, Inc.	647,333	88,646
United Technologies Corp.	1,799,900	180,170
		371,902
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,218,272	90,432
Hub Group, Inc. Class A (a)	620	25
		90,457
Airlines - 0.9%
Southwest Airlines Co.	3,000,400	134,418
Building Products - 0.3%
A.O. Smith Corp.	615,600	46,976
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	533,700	23,243
Electrical Equipment - 0.8%
Acuity Brands, Inc.	535,100	116,727
Regal Beloit Corp.	9,178	579
		117,306
Industrial Conglomerates - 4.4%
Danaher Corp.	1,370,900	130,044
General Electric Co.	11,564,800	367,645
Roper Technologies, Inc.	949,300	173,504
		671,193
Machinery - 0.9%
Allison Transmission Holdings, Inc.	1,903,200	51,348
Illinois Tool Works, Inc.	727,000	74,474
Wabtec Corp.	239,300	18,974
		144,796
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	766,100	64,536
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	1,354,400	44,790

TOTAL INDUSTRIALS		1,709,617

INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 0.3%
Juniper Networks, Inc.	2,096,100	53,472
Electronic Equipment & Components - 0.3%
CDW Corp.	976,800	40,537
Internet Software & Services - 8.7%
Alphabet, Inc.:
Class A	499,116	380,776
Class C	508,754	378,996
Facebook, Inc. Class A (a)	4,913,400	560,620
		1,320,392
IT Services - 7.1%
Accenture PLC Class A	1,633,000	188,448
Cognizant Technology Solutions Corp. Class A (a)	1,990,118	124,780
Fiserv, Inc. (a)	656,500	67,344
Global Payments, Inc.	1,458,100	95,214
MasterCard, Inc. Class A	2,366,200	223,606
Total System Services, Inc.	1,799,200	85,606
Visa, Inc. Class A	3,833,300	293,171
		1,078,169
Semiconductors & Semiconductor Equipment - 0.8%
Intersil Corp. Class A	3,493,100	46,703
Maxim Integrated Products, Inc.	2,190,900	80,581
		127,284
Software - 3.3%
Adobe Systems, Inc. (a)	2,062,700	193,481
DocuSign, Inc. (a)(d)	16,185	241
Salesforce.com, Inc. (a)	2,757,275	203,570
Synopsys, Inc. (a)	1,401,800	67,903
Workday, Inc. Class A (a)	519,900	39,949
Xero Ltd. (a)	4	0
		505,144
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	4,146,613	451,939
Pure Storage, Inc. Class B	306,060	4,148
		456,087

TOTAL INFORMATION TECHNOLOGY		3,581,085

MATERIALS - 1.5%
Chemicals - 1.5%
LyondellBasell Industries NV Class A	2,080,919	178,085
Monsanto Co.	544,284	47,755
		225,840
TOTAL COMMON STOCKS
(Cost $11,462,054)		14,844,165

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(d)	12,145,838	18,570
Series G, 8.00% (a)(d)	3,847,486	5,882
		24,452
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	966,928	47,159
IT Services - 0.0%
Nutanix, Inc. Series E (a)(d)	462,283	6,093
Software - 0.5%
Cloudflare, Inc. Series D (a)(d)	571,642	2,681
DocuSign, Inc.:
Series B (a)(d)	7,510	112
Series B-1 (a)(d)	2,249	34
Series D (a)(d)	2,376,438	35,456
Series E (a)(d)	139,427	2,080
Malwarebytes Corp. Series B 0.00% (d)	3,373,494	35,000
		75,363
TOTAL INFORMATION TECHNOLOGY		128,615

TOTAL CONVERTIBLE PREFERRED STOCKS		153,067

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (d)	3,163,704	12,214
TOTAL PREFERRED STOCKS
(Cost $98,726)		165,281

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.39% (g)
(Cost $152,535)	152,534,825	152,535
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $11,713,315)		15,161,981
NET OTHER ASSETS (LIABILITIES) - 0.3%		40,023
NET ASSETS - 100%		$15,202,004

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $197,967,000 or 1.3% of net assets.

 (e) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (f) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd.	1/26/15	$10,000
Cloudflare, Inc. Series D	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp. Series B 0.00%	12/21/15	$35,000
Nutanix, Inc. Series E	8/26/14	$6,193
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$288
Fidelity Securities Lending Cash Central Fund	258
Total	$546

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$11,911	$--	$--	$2,156	$8,728
Rovi Corp.	43,981	50,632	59,560	--	--
RREF CMBS AIV, LP	22,633	--	--	2,708	23,654
RREF Midtown Colony REIT, Inc.	3,642	--	--	4,120	63
Total	$82,167	$50,632	$59,560	$8,984	$32,445

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,371,472	$2,334,806	$--	$36,666
Consumer Staples	1,130,690	1,075,447	55,243	--
Energy	922,411	922,411	--	--
Financials	2,708,139	2,675,694	--	32,445
Health Care	2,231,577	2,231,577	--	--
Industrials	1,709,617	1,709,617	--	--
Information Technology	3,709,700	3,576,696	4,148	128,856
Materials	225,840	225,840	--	--
Money Market Funds	152,535	152,535	--	--
Total Investments in Securities:	$15,161,981	$14,904,623	$59,391	$197,967

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$146,649
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	18,439
Cost of Purchases	45,000
Proceeds of Sales	(12,121)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$197,967
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$21,158

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,528,535)	$14,977,001
Fidelity Central Funds (cost $152,535)	152,535
Other affiliated issuers (cost $32,245)	32,445
Total Investments (cost $11,713,315)		$15,161,981
Receivable for investments sold		144,473
Receivable for fund shares sold		1,937
Dividends receivable		15,352
Distributions receivable from Fidelity Central Funds		57
Prepaid expenses		16
Other receivables		1,624
Total assets		15,325,440
Liabilities
Payable for investments purchased	$102,790
Payable for fund shares redeemed	8,849
Accrued management fee	7,930
Other affiliated payables	1,741
Other payables and accrued expenses	1,631
Deferred taxes	495
Total liabilities		123,436
Net Assets		$15,202,004
Net Assets consist of:
Paid in capital		$11,643,813
Undistributed net investment income		17,180
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,849
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,448,162
Net Assets		$15,202,004
Magellan:
Net Asset Value, offering price and redemption price per share ($12,950,124 ÷ 147,977 shares)		$87.51
Class K:
Net Asset Value, offering price and redemption price per share ($2,251,880 ÷ 25,762 shares)		$87.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2016
Investment Income
Dividends (including $8,984 earned from other affiliated issuers)		$230,447
Interest		1
Income from Fidelity Central Funds		546
Total income		230,994
Expenses
Management fee
Basic fee	$87,153
Performance adjustment	21,397
Transfer agent fees	20,395
Accounting and security lending fees	1,538
Custodian fees and expenses	253
Independent trustees' compensation	75
Depreciation in deferred trustee compensation account	(4)
Registration fees	77
Audit	193
Legal	60
Miscellaneous	114
Total expenses before reductions	131,251
Expense reductions	(1,098)	130,153
Net investment income (loss)		100,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	789,719
Other affiliated issuers	(46,607)
Foreign currency transactions	70
Total net realized gain (loss)		743,182
Change in net unrealized appreciation (depreciation) on: Investment securities (net of deferred taxes of $495)	(997,147)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(997,143)
Net gain (loss)		(253,961)
Net increase (decrease) in net assets resulting from operations		$(153,120)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,841	$137,911
Net realized gain (loss)	743,182	1,540,011
Change in net unrealized appreciation (depreciation)	(997,143)	609,059
Net increase (decrease) in net assets resulting from operations	(153,120)	2,286,981
Distributions to shareholders from net investment income	(94,800)	(121,920)
Distributions to shareholders from net realized gain	(1,110,739)	(1,936,659)
Total distributions	(1,205,539)	(2,058,579)
Share transactions - net increase (decrease)	(190,569)	417,058
Total increase (decrease) in net assets	(1,549,228)	645,460
Net Assets
Beginning of period	16,751,232	16,105,772
End of period (including undistributed net investment income of $17,180 and undistributed net investment income of $29,900, respectively)	$15,202,004	$16,751,232

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$94.25	$79.96	$73.30	$75.56
Income from Investment Operations
Net investment income (loss)A	.56	.77	.81	.93	.47
Net realized and unrealized gain (loss)	(1.22)B	12.27	20.00	6.75	(2.30)
Total from investment operations	(.66)	13.04	20.81	7.68	(1.83)
Distributions from net investment income	(.54)	(.71)	(.67)	(1.00)	(.41)
Distributions from net realized gain	(6.44)	(11.43)	(5.85)	(.02)	(.02)
Total distributions	(6.98)	(12.14)	(6.52)	(1.02)	(.43)
Net asset value, end of period	$87.51	$95.15	$94.25	$79.96	$73.30
Total ReturnC	(.99)%B	14.98%	26.50%	10.63%	(2.36)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.68%	.50%	.47%	.54%
Expenses net of fee waivers, if any	.84%	.68%	.50%	.47%	.54%
Expenses net of all reductions	.83%	.68%	.50%	.46%	.53%
Net investment income (loss)	.62%	.83%	.92%	1.27%	.69%
Supplemental Data
Net assets, end of period (in millions)	$12,950	$14,224	$13,521	$12,341	$13,665
Portfolio turnover rateF	78%	71%	77%	88%	99%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (1.05)%

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund Class K

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$95.04	$94.16	$79.89	$73.24	$75.51
Income from Investment Operations
Net investment income (loss)A	.65	.86	.90	1.02	.56
Net realized and unrealized gain (loss)	(1.21)B	12.25	19.99	6.75	(2.30)
Total from investment operations	(.56)	13.11	20.89	7.77	(1.74)
Distributions from net investment income	(.63)	(.80)	(.77)	(1.10)	(.50)
Distributions from net realized gain	(6.44)	(11.43)	(5.85)	(.02)	(.02)
Total distributions	(7.07)	(12.23)	(6.62)	(1.12)	(.53)C
Net asset value, end of period	$87.41	$95.04	$94.16	$79.89	$73.24
Total ReturnD	(.89)%B	15.08%	26.63%	10.77%	(2.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%	.58%	.39%	.35%	.42%
Expenses net of fee waivers, if any	.74%	.58%	.39%	.35%	.42%
Expenses net of all reductions	.74%	.58%	.39%	.34%	.41%
Net investment income (loss)	.71%	.93%	1.02%	1.40%	.82%
Supplemental Data
Net assets, end of period (in millions)	$2,252	$2,528	$2,585	$2,424	$2,814
Portfolio turnover rateG	78%	71%	77%	88%	99%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.95)%

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 197,967	Book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$1.53 - $48.77 / $23.12	Increase
		Market comparable	Discount rate	10.0%	Decrease
			EV/Sales multiple	2.8 - 7.2 / 6.5	Increase
			Discount for lack of marketability	15.0% - 20.0% / 15.3%	Decrease
			Premium rate	10.0% - 44.0% / 41.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,692,990
Gross unrealized depreciation	(270,926)
Net unrealized appreciation (depreciation) on securities	$3,422,064
Tax Cost	$11,739,422

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,713
Undistributed long-term capital gain	$118,956
Net unrealized appreciation (depreciation) on securities and other investments	$3,422,055

The tax character of distributions paid was as follows:

	March 31, 2016	March 31, 2015
Ordinary Income	$94,800	$ 469,659
Long-term Capital Gains	1,110,739	1,588,920
Total	$1,205,539	$ 2,058,579

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $31,950 representing .21% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, the estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,213,819 and $13,605,098, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Magellan	$19,300.14
Class K	1,095.05
	$ 20,395

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $254 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$30,266.34%		$–

Interest Expense reflects amount less than $500.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $258, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,647. The weighted average interest rate was .63%. The interest expense amounted to less than five hundred dollars under the bank borrowing program.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $669 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $123 and a portion of class-level operating expenses as follows:

Amount
Magellan	$306

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2016	Year ended March 31, 2015
From net investment income
Magellan	$78,589	$101,258
Class K	16,211	20,662
Total	$94,800	$121,920
From net realized gain
Magellan	$943,952	$1,635,834
Class K	166,787	300,825
Total	$1,110,739	$1,936,659

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2016	Year ended March 31, 2015
Magellan
Shares sold	3,348	3,485	$304,059	$325,502
Reinvestment of distributions	10,509	18,364	975,876	1,658,869
Shares redeemed	(15,371)	(15,820)	(1,394,937)	(1,472,450)
Net increase (decrease)	(1,514)	6,029	$(115,002)	$511,921
Class K
Shares sold	4,210	2,843	$384,450	$265,021
Reinvestment of distributions	1,973	3,568	182,998	321,487
Shares redeemed	(7,015)	(7,268)	(643,015)	(681,371)
Net increase (decrease)	(832)	(857)	$(75,567)	$(94,863)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Magellan Fund and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Magellan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period-B October 1, 2015 to March 31, 2016
Magellan	.83%
Actual		$1,000.00	$1,059.80	$4.27
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class K	.74%
Actual		$1,000.00	$1,060.20	$3.81
Hypothetical-C		$1,000.00	$1,021.30	$3.74

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Magellan	05/16/2016	05/13/2016	$0.109	$0.698

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2016, $755,105,475, or, if subsequently determined to be different, the net capital gain of such year.

Magellan designates 100% the dividends distributed during the fiscal year as qualifying for the dividend-received deduction or corporate shareholders.

Magellan designates 100% the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAG-ANN-0516
1.702307.118

Item 2.

Code of Ethics

As of the end of the period, March 31, 2016, Fidelity Magellan Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Magellan Fund (the “Fund”):

Services Billed by PwC

March 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$179,000	$-	$5,600	$6,900

March 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$177,000	$-	$12,700	$7,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2016A	March 31, 2015A
Audit-Related Fees	$5,695,000	$5,900,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2016 A	March 31, 2015 A
PwC	$6,105,000	$8,110,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2016